Investments Accounted for Using the Equity Method - Summary of Movements of Investments Accounted for using the Equity Method (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	$ 2,569	$ 2,473
(Loss)/profit from equity accounted investments, related impairments and expenses	(512)	(546)	$ 147
Investment in equity accounted investments	242
Dividends received from equity accounted investments	(126)
Other	412
At the end of the financial year	2,585	2,569	$ 2,473
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
(Loss)/profit from equity accounted investments, related impairments and expenses	(508)
Investment in equity accounted investments	95
Other	413
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	2,569
(Loss)/profit from equity accounted investments, related impairments and expenses	(4)
Investment in equity accounted investments	147
Dividends received from equity accounted investments	(126)
Other	(1)
At the end of the financial year	$ 2,585	$ 2,569